Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NORTHERN FUNDS
Prospectus Date	rr_ProspectusDate	Jul. 31, 2018
NORTHERN GLOBAL TACTICAL ASSET ALLOCATION FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GLOBAL TACTICAL ASSET ALLOCATION FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25.39% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	25.39%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Expense Reimbursement will not correlate to the Fund’s ratio of average net assets to (1) expenses, before waivers, reimbursements and credits and (2) expenses, net of waivers, reimbursements and credits, respectively, included in the Fund’s Financial Highlights in the Fund’s complete Prospectus, which do not reflect indirect expenses, such as Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in shares of a combination of underlying mutual funds and exchange-traded funds (“ETFs”) for which Northern Trust Investments, Inc. (“NTI”), the Fund’s investment adviser, or an affiliate acts as investment adviser. The Fund also may invest in other unaffiliated mutual funds and ETFs (together, with affiliated underlying funds and ETFs, the “Underlying Funds”), and other securities and investments not issued by mutual funds.

The Fund will be diversified among a number of asset classes, and its allocation will be based on an asset allocation framework developed by the Investment Policy Committee of The Northern Trust Company (“TNTC”) and NTI (TNTC and NTI are collectively referred to herein as “Northern Trust”). The Fund intends to invest indirectly, through Underlying Funds, in equity and fixed-income securities of both U.S. and non-U.S. corporate and governmental issuers. The asset classes in which the Fund invests include but are not limited to small-, mid- and large-capitalization common stocks; real estate securities; commodity-related securities; securities of foreign issuers, including emerging markets; and fixed-income securities, including high yield securities and money market instruments. The Fund also may invest directly in equity and fixed income securities and money market instruments. In addition, the Fund also may invest directly in derivatives, including but not limited to forward currency exchange contracts, futures contracts and options on futures contracts, for hedging purposes.

Under normal market conditions, the Fund will invest significantly in funds that invest in companies that are located, headquartered, incorporated or otherwise organized outside of the United States as represented in either the MSCI EAFE® Index, MSCI Emerging Markets® Index or other diversified foreign indices.

The Fund expects its foreign investments to be allocated among funds that are diversified among various regions, countries, including the United States (but in no less than three different countries), industries and capitalization ranges. The Fund may invest in funds that invest in equity and debt of issuers in both developed and emerging markets.

Northern Trust’s Investment Policy Committee is responsible for developing tactical asset allocation recommendations with respect to the Fund using the asset allocation framework and incorporating various criteria, including, for example, economic factors such as gross domestic product and inflation; fixed-income market factors such as sovereign yields, credit spreads and currency trends; and equity market factors such as domestic and foreign operating earnings and valuation levels. NTI monitors the Fund daily to ensure it is invested pursuant to the current asset allocation framework. NTI reviews the asset allocation framework and recommended allocations at least monthly, or more frequently as needed, to consider adjusting the allocations based on its evolving investment views amid changing market and economic conditions. There is no limit in the number of Underlying Funds in which the Fund may invest. The Fund is not required to maintain any minimum or maximum investment in any asset class, and the Fund may at times invest more than 25% of its assets in one Underlying Fund or asset class.

The Fund’s investment adviser may engage in active trading, and will not consider portfolio turnover a limiting factor in making decisions for the Fund.

		Morgan Stanley Capital International, Inc. (“MSCI”) does not endorse any of the securities in the MSCI EAFE Index or MSCI Emerging Markets Index. It is not a sponsor of the Global Tactical Asset Allocation Fund and is not associated with the Fund in any way.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Because the Fund invests primarily in the Underlying Funds, the risks described below are in reference to the Underlying Funds, and to the extent that the Fund invests directly in securities and other instruments, the risks described below are also directly applicable to the Fund.

AFFILIATED PERSON RISK is the risk that the Fund’s investment adviser may select investments for the Fund based on its own financial interests rather than the Fund’s interests.

ASSET ALLOCATION RISK is the risk that the selection by a manager of the Underlying Funds and the allocation of the Fund’s assets among the various asset classes and market segments will cause the Fund to underperform other funds with similar investment objectives. The Fund’s investment in any one Underlying Fund or asset class may exceed 25% of the Fund’s total assets, which may cause it to be subject to greater risk than a more diversified fund.

COMMODITY-RELATED SECURITIES RISK is the risk that investing in commodity-related securities investments may subject the Fund to greater volatility than investments in other kinds of securities. In addition to overall market movements, commodity-related securities may be adversely impacted by commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as weather, disease, embargoes, acts of war or terrorism, or political and regulatory developments.

CREDIT (OR DEFAULT) RISK is the risk that the inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a repurchase or other transaction, to meet its payment or other financial obligations will adversely affect the value of the Fund’s investments and its returns. Changes in the credit rating of a debt security held by the Fund could have a similar effect.

CURRENCY RISK is the risk that foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies will fluctuate in value relative to the U.S. dollar, adversely affecting the value of the Fund’s investments and its returns. Because the Fund’s net asset value (“NAV”) is determined on the basis of U.S. dollars, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the market value of the Fund’s holdings appreciates. In addition, fluctuations in the exchange values of currencies could affect the economy or particular business operations of companies in a geographic region in which the Fund invests, causing an adverse impact on the Fund’s investments in the affected region.

CYBERSECURITY RISK is the risk of an unauthorized breach and access to fund assets, customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the investment adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact the Fund or its shareholders.

DEBT EXTENSION RISK is the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund (such as a mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities.

DERIVATIVES RISK is the risk that derivatives can be more sensitive to changes in interest rates and sudden fluctuations in market prices than conventional securities. Derivatives are also subject to liquidity and mispricing risks. Investments in derivative instruments, which may be leveraged, may result in losses exceeding the amounts invested. Derivatives are also subject to counterparty risk.

EMERGING MARKETS RISK is the risk that markets of emerging market countries are less developed and less liquid, subject to greater price volatility and generally subject to increased economic, political, regulatory and other uncertainties than more developed markets.

EXPENSES RISK is the risk that the Fund’s expense structure may result in lower investment returns. You may invest in the Underlying Funds directly. By investing in the Underlying Funds indirectly through the Fund, you will incur not only a proportionate share of the expenses of the Underlying Funds held by the Fund (including operating costs and investment management fees), but also expenses of the Fund.

FOREIGN SECURITIES RISK is the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets, and adverse economic, political, diplomatic, financial, and regulatory events. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Fund’s investments to decline. To the extent that an Underlying Fund’s assets are concentrated in a single country or geographic region, the Fund will be subject to the risks associated with that particular country or region.

GEOGRAPHIC AND SECTOR RISK is the risk that if an Underlying Fund invests a significant portion of its total assets in certain issuers within the same geographic region or economic sector, an adverse economic, business or political development affecting that region or sector may affect the value of the Fund’s investments more than if the Underlying Fund’s investments were not so concentrated in such geographic region or economic sector.

HIGH-YIELD RISK is the risk that the Fund’s non-investment grade fixed-income securities, sometimes known as “junk bonds,” will be subject to greater credit risk, price volatility and risk of loss than investment grade securities, which can adversely impact the Fund’s return and net asset value. High yield securities are considered highly speculative and are subject to the increased risk of an issuer’s inability to make principal and interest payments.

INTEREST RATE RISK is the risk that during periods of rising interest rates, the Fund’s yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Fund’s yield (and the market value of its securities) will tend to be higher. Securities with longer maturities tend to be more sensitive to changes in interest rates, causing them to be more volatile than securities with shorter maturities. Securities with shorter maturities tend to provide lower returns and be less volatile than securities with longer maturities. If interest rates rise, the Fund’s yield may not increase proportionately, and the maturities of fixed income securities that have the ability to be prepaid or called by the issuer may be extended. The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but are expected to increase in the future with unpredictable effects on the markets and the Fund’s investments. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions from the Fund. A low or declining interest rate environment poses additional risks to the Fund’s performance, including the risk that proceeds from prepaid or maturing instruments may have to be reinvested at a lower interest rate. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.

LARGE CAP STOCK RISK is the risk that large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus solely on small- or medium-capitalization stocks.

LIQUIDITY RISK is the risk that the Fund or an Underlying Fund will not be able to pay redemption proceeds in a timely manner because of unusual market conditions, an unusually high volume of redemption requests, legal restrictions impairing its ability to sell particular securities or close derivative positions at an advantageous market price or other reasons. Certain securities may be less liquid than others, which may make them difficult or impossible to sell at the time and the price that the Fund or an Underlying Fund would like and the Fund may have to lower the price, sell other securities instead or forgo an investment opportunity. In addition, less liquid securities may be more difficult to value and markets may become less liquid when there are fewer interested buyers or sellers or when dealers are unwilling or unable to make a market for certain securities. Recently, dealers have generally been less willing to make markets for fixed income securities. All of these risks may increase during periods of market turmoil and could have a negative effect on the Fund’s performance.

MANAGEMENT RISK is the risk that a strategy used by the Fund’s investment adviser may fail to produce the intended results or that imperfections, errors or limitations in the tools and data used by the investment adviser may cause unintended results.

MARKET RISK is the risk that general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equities markets or adverse investor sentiment could cause the value of your investment in the Fund to decline. It includes the risk that a particular style of investing, such as growth or value, may underperform the market generally. The market value of the securities in which the Fund invests may go up or down in response to the prospects of particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

MID CAP STOCK RISK is the risk that stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

PREPAYMENT (OR CALL) RISK is the risk that prepayment of the underlying mortgage or other collateral of some fixed-income securities may result in a decreased rate of return and a decline in value of those securities.

REAL ESTATE SECURITIES RISK is the risk that investments in real estate investment trusts (REITs) and securities of real estate companies will make the Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of mortgage funds and unexpected vacancies of properties, increases in property taxes, fluctuations in interest rates and limited availability of mortgage financing. REITs that invest in real estate mortgages are also subject to prepayment risks. REITs and real estate companies may be less diversified than other pools of securities, may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets.

SMALL CAP STOCK RISK is the risk that stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group, and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs. Generally, the smaller the company size, the greater the risk.

U.S. GOVERNMENT SECURITIES RISK is the risk that the U.S. government will not provide financial support to its agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. government securities purchased by the Fund are neither issued nor guaranteed by the U.S. Treasury and, therefore, may not be backed by the full faith and credit of the United States. It is possible that the issuers of such securities will not have the funds to meet their payment obligations in the future.

UNDERLYING FUND RISK is the risk that the Fund’s investment performance and its ability to achieve its investment objective are directly related to the performance of the Underlying Funds in which it invests. There can be no assurance that the Underlying Funds will achieve their respective investment objectives. The Fund is subject to the risks of the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds.

VALUATION RISK is the risk that the sale price the Fund could receive for a portfolio security may differ from the Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

QUANTITATIVE INVESTING RISK is the risk that the value of securities or other investments selected using quantitative analysis can perform differently from the market as a whole or from their expected performance. This may be as a result of the factors used in building the multifactor quantitative model, the weights placed on each factor, the accuracy of historical data supplied by third parties, and changing sources of market returns.

		As with any mutual fund, it is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, it is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing (A) changes in the performance of the Fund from year to year, and (B) how the average annual total returns of the Fund compares to those of two broad-based securities market indices and to a custom blended benchmark that reflect the investment instruments in which the Fund invests.

The Fund commenced operations on July 1, 1993 as a separate portfolio (the “Predecessor Fund”) of Northern Institutional Funds. On August 1, 2011, the Predecessor Fund was reorganized into the Fund (the “Reorganization”). Prior to the Reorganization, the Predecessor Fund offered and sold Class A, Class C and Class D shares. In connection with the Reorganization, holders of the Predecessor Fund’s Class A, Class C and Class D shares received shares of the Fund. The Predecessor Fund was managed with the same investment objective, strategies and policies as are followed by the Fund. As a result of the Reorganization, the performance and accounting history of the Predecessor Fund prior to the date of the Reorganization was assumed by the Fund.

The performance information set forth in the bar chart and table below for periods prior to the date of the Reorganization is that of the Class A Shares of the Predecessor Fund.

On April 1, 2008, the Predecessor Fund changed its investment strategy from a traditional balanced fund to an asset allocation fund operating as a fund of funds. The performance shown prior to that date represents performance of the Predecessor Fund’s prior balanced fund strategy.

The Fund’s and Predecessor Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

		Updated performance information for the Fund is available and may be obtained on the Trust’s website at northerntrust.com/funds or by calling 800-595-9111.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing (A) changes in the performance of the Fund from year to year, and (B) how the average annual total returns of the Fund compares to those of two broad-based securities market indices and to a custom blended benchmark that reflect the investment instruments in which the Fund invests.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-595-9111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	northerntrust.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s and Predecessor Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURN*
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	* Year-to-date total return for the six months ended June 30, 2018 is (2.14)%. For the periods shown in the bar chart above, the highest quarterly return was 10.25% in the second quarter of 2009, and the lowest quarterly return was (9.31)% in the third quarter of 2011.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN (For the periods ended December 31, 2017)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
NORTHERN GLOBAL TACTICAL ASSET ALLOCATION FUND | NORTHERN GLOBAL TACTICAL ASSET ALLOCATION FUND
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.23%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Transfer Agency Fees	rr_Component1OtherExpensesOverAssets	0.02%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.19%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.36%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.80%	[2]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.63%	[2]
1 Year	rr_ExpenseExampleYear01	$ 64
3 Years	rr_ExpenseExampleYear03	238
5 Years	rr_ExpenseExampleYear05	427
10 Years	rr_ExpenseExampleYear10	$ 974
2008	rr_AnnualReturn2008	(21.14%)
2009	rr_AnnualReturn2009	20.14%
2010	rr_AnnualReturn2010	10.80%
2011	rr_AnnualReturn2011	(0.01%)
2012	rr_AnnualReturn2012	14.02%
2013	rr_AnnualReturn2013	11.58%
2014	rr_AnnualReturn2014	2.14%
2015	rr_AnnualReturn2015	(2.24%)
2016	rr_AnnualReturn2016	9.12%
2017	rr_AnnualReturn2017	14.18%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(2.14%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.31%)
1-Year	rr_AverageAnnualReturnYear01	14.18%
5-Year	rr_AverageAnnualReturnYear05	6.78%
10-Year	rr_AverageAnnualReturnYear10	5.21%
Since Inception	rr_AverageAnnualReturnSinceInception	6.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 01, 1993
NORTHERN GLOBAL TACTICAL ASSET ALLOCATION FUND | Returns after taxes on distributions | NORTHERN GLOBAL TACTICAL ASSET ALLOCATION FUND
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	12.94%
5-Year	rr_AverageAnnualReturnYear05	5.74%
10-Year	rr_AverageAnnualReturnYear10	4.32%
Since Inception	rr_AverageAnnualReturnSinceInception	4.95%
NORTHERN GLOBAL TACTICAL ASSET ALLOCATION FUND | Returns after taxes on distributions and sale of Fund shares | NORTHERN GLOBAL TACTICAL ASSET ALLOCATION FUND
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	8.38%
5-Year	rr_AverageAnnualReturnYear05	4.93%
10-Year	rr_AverageAnnualReturnYear10	3.80%
Since Inception	rr_AverageAnnualReturnSinceInception	4.78%
NORTHERN GLOBAL TACTICAL ASSET ALLOCATION FUND | MSCI All Country World Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	23.97%
5-Year	rr_AverageAnnualReturnYear05	10.80%
10-Year	rr_AverageAnnualReturnYear10	4.65%
Since Inception	rr_AverageAnnualReturnSinceInception	7.42%
NORTHERN GLOBAL TACTICAL ASSET ALLOCATION FUND | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	3.54%
5-Year	rr_AverageAnnualReturnYear05	2.10%
10-Year	rr_AverageAnnualReturnYear10	4.01%
Since Inception	rr_AverageAnnualReturnSinceInception	5.30%
NORTHERN GLOBAL TACTICAL ASSET ALLOCATION FUND | 60% MSCI All Country World Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	15.39%
5-Year	rr_AverageAnnualReturnYear05	7.38%
10-Year	rr_AverageAnnualReturnYear10	4.75%
Since Inception	rr_AverageAnnualReturnSinceInception	6.88%

[1]	Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. They are not direct costs paid by Fund shareholders.
[2]	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Expense Reimbursement will not correlate to the Fund’s ratio of average net assets to (1) expenses, before waivers, reimbursements and credits and (2) expenses, net of waivers, reimbursements and credits, respectively, included in the Fund’s Financial Highlights in the Fund’s complete Prospectus, which do not reflect indirect expenses, such as Acquired Fund Fees and Expenses.
[3]	Northern Trust Investments, Inc. has contractually agreed to reimburse a portion of the operating expenses of the Fund (other than certain excepted expenses, i.e., Acquired Fund Fees and Expenses, the compensation paid to each Independent Trustee of the Trust, expenses of third party consultants engaged by the Board of Trustees, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, expenses in connection with the negotiation and renewal of the revolving credit facility, extraordinary expenses and interest) to the extent the “Total Annual Fund Operating Expenses” exceed 0.25%. The “Total Annual Fund Operating Expenses After Expense Reimbursement” may be higher than the contractual limitation as a result of the excepted expenses, including but not limited to Acquired Fund Fees and Expenses, that are not reimbursed. This contractual limitation may not be terminated before July 31, 2019 without the approval of the Board of Trustees.